Related party transactions (Details)										12 Months Ended												0 Months Ended							12 Months Ended				0 Months Ended				12 Months Ended			0 Months Ended					12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Nov. 21, 2013 Class B ordinary share USD ($)	Nov. 01, 2013 Class B ordinary share USD ($)	Dec. 31, 2013 Benchmark revenue to be achieved for year ending December 31, 2014 CNY	Dec. 31, 2013 Benchmark revenue to be achieved for year ending December 31, 2015 CNY	Dec. 31, 2013 Benchmark revenue to be achieved for year ending December 31, 2016 CNY	Nov. 21, 2013 Baidu Warrants	Dec. 31, 2013 Baidu, Inc. USD ($)	Dec. 31, 2013 Baidu, Inc. CNY	Dec. 31, 2012 Baidu, Inc. CNY	Dec. 31, 2011 Baidu, Inc. CNY	Dec. 31, 2013 Baidu, Inc. Zhixin Cooperation Agreement	Dec. 31, 2013 Baidu, Inc. Zhixin Cooperation Agreement Baidu Warrants USD ($)	Nov. 21, 2013 Baidu, Inc. Zhixin Cooperation Agreement Baidu Warrants USD ($)	Dec. 31, 2013 Baidu, Inc. Zhixin Cooperation Agreement Baidu Warrants Exercisable from January 15, 2015	Dec. 31, 2013 Baidu, Inc. Zhixin Cooperation Agreement Baidu Warrants Exercisable from January 15, 2016	Dec. 31, 2013 Baidu, Inc. Zhixin Cooperation Agreement Baidu Warrants Exercisable from January 15, 2017	Dec. 31, 2013 Baidu, Inc. Zhixin Cooperation Agreement Minimum item	Dec. 31, 2013 Baidu, Inc. Zhixin Cooperation Agreement Maximum Baidu Warrants	Oct. 12, 2013 Baidu CNY	Aug. 06, 2013 Baidu USD ($)	Aug. 06, 2013 Baidu CNY	Jul. 22, 2013 Baidu USD ($)	Jul. 22, 2013 Baidu CNY	Apr. 22, 2013 Baidu USD ($)	Nov. 01, 2012 Baidu USD ($)	Dec. 31, 2013 Baidu USD ($)	Dec. 31, 2013 Baidu CNY	Dec. 31, 2012 Baidu CNY	Dec. 31, 2011 Baidu China CNY	Apr. 22, 2013 Baidu Online USD ($)	Apr. 22, 2013 Baidu Online CNY	Nov. 09, 2012 Baidu Online USD ($)	Nov. 09, 2012 Baidu Online CNY	Dec. 31, 2013 Baidu Online USD ($)	Dec. 31, 2013 Baidu Online CNY	Dec. 31, 2012 Baidu Online CNY	Oct. 12, 2013 Baidu Netcom USD ($)	Oct. 12, 2013 Baidu Netcom CNY	Sep. 27, 2013 Baidu Netcom CNY	Dec. 28, 2012 Baidu Netcom USD ($)	Dec. 28, 2012 Baidu Netcom CNY	Dec. 31, 2013 Baidu Netcom USD ($)	Dec. 31, 2013 Baidu Netcom CNY	Dec. 31, 2012 Baidu Netcom CNY	Dec. 31, 2013 Bo Rui USD ($)	Dec. 31, 2013 Bo Rui CNY	Dec. 31, 2013 Bo Dong USD ($)	Dec. 31, 2013 Bo Dong CNY	Dec. 31, 2012 Frederick Demopoulos CNY	Dec. 31, 2011 Frederick Demopoulos CNY
Related party transactions
Automatic renewal term of agreement														7 years
Guaranteed number of page views generated from users of Cooperation Platform per year for year ending December 31, 2014																				2,190,000,000
Guaranteed number of page views generated from users of Cooperation Platform per year for year ending December 31, 2015																				2,190,000,000
Guaranteed number of page views generated from users of Cooperation Platform per year for year ending December 31, 2016																				2,196,000,000
Warrants issued in exchange for the services to be performed									45,800,000
Value of warrants to be issued															$ 229,000,000
Share price (in dollars per share)				$ 5	$ 5.00
Exercise price																$ 0
Warrants exercisable																	11,450,000	16,030,000	18,320,000
Percentage of warrants exercisable																	25.00%	35.00%	40.00%
Cash per warrants to be paid in default															$ 5
Period preceding the settlement used to calculate average closing price of Class B ordinary share															10 days
Percentage of voting interest sustained on exercise of warrants in case of defaults																					49.90%
Percentage of Benchmark MTG if not achieved which will resulted into downward adjustment of number of shares issuable upon exercise of warrants																													90.00%	90.00%
Aggregate benchmark revenue						480,000,000	630,000,000	800,000,000
Revenue entitled to Baidu, Inc. in excess of benchmark revenue (as a percent)														76.00%
Amounts paid and expenses incurred to related parties																																90,000													15,120,000	91,533,000	74,296,000	33,000	202,000	197,000	1,195,000	81,000	81,000
Amounts of expenses contributed by related parties										978,000	5,920,000	6,650,000	1,200,000
Loans from related parties																																	16,519,000	100,000,000	16,519,000	100,000,000	24,778,000	150,000,000	100,000,000			50,000,000	8,259,000	50,000,000			50,000,000
Market interest rate (as a percent)																																			5.60%	5.60%
Repayment of loans from related parties																																					24,778,000	150,000,000	100,000,000						8,259,000	50,000,000
Loan, and extension of loan to related parties																											11,174,000		16,457,000	99,623,000	31,127,000
Repayment of loans to related parties																						50,000,000		11,174,000		100,000,000			16,350,000	98,975,000
Imputed interest																									227,000	1,376,000									69,000	421,000	339,000	2,050,000	421,000	19,000	115,000				111,000	674,000
Loan interest																																					19,000	115,000
Upfront payments made to related parties																																													1,652,000	10,000,000	7,600,000
Expected period for delivery of services from upfront payments made																																													12 months	12 months
Initial Term										3 years	3 years
Minimum percentage of ownership held by related party necessary to maintain initial agreement term										50.00%	50.00%
Loans to related parties																												5,000,000
Penalties for early repayment																																			0
Interest rate on the loan from related party (as a percent)																									5.60%	5.60%									0.77%	0.77%						6.00%			5.60%	5.60%
Repayment term of loan from related parties																																	3 months	3 months	6 months	6 months							6 months	6 months
Repayment term of loan to related parties																											3 months	6 months
Additional loan to related parties																											5,000,000
Extended repayment term of additional loan to related parties																											3 months
Repayment of additional loan granted to related parties																							5,000,000
Due from related parties	1,652,000	10,000,000	38,756,000																												31,156,000														1,652,000	10,000,000	7,600,000
Due to related party	$ 742,000	4,492,000	50,200,000																																				50,000,000						$ 570,000	3,452,000	200,000	$ 34,000	203,000	$ 138,000	837,000